Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Schedule of option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	35,687,240	$3.37	7.3	$22
Granted	4,000,000	1.08
Exercised	(49,456)	0.89		$10
Cancelled/forfeited	(2,455,912)	3.37
Outstanding as of March 31, 2023	37,181,872	$3.15	7.5	$31

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	-	$-
Granted	8,633,607	$3.04
Exercised	-
Cancelled/forfeited	(1,987,155)	3.96
Outstanding as of December 31, 2022	6,646,452	$2.76	8.97	$-

Exercisable as of December 31, 2022	2,675,027	1.85	8.38	-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	30,402,801	$2.45	8.75	$885
Granted	5,287,031	4.74
Exercised	(2,757,671)	2.30		7,740
Expired/forfeited	(969,240)	3.65
Outstanding as of December 31, 2021	31,962,921	$2.81	7.77	$86,075
Granted	-	-
Exercised	(1,606,795)	2.52		3,658
Expired/forfeited	(6,933,850)	2.58		8,784
Outstanding as of December 31, 2022	23,422,276	$2.83	6.92	$22

Exercisable as of December 31, 2022	16,013,998	$2.63	6.62	$21

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	6,490,208	$2.49	9.26	$1,174
Granted	5,516,399	7.82
Exercised	(1,630,925)	2.54		8,807
Expired/forfeited	(848,955)	2.68
Outstanding as of December 31, 2021	9,526,727	$5.55	8.01	$13,905
Granted	-	$-
Exercised	(2,181,335)	2.50		1,468
Expired/forfeited	(1,726,880)	7.78
Outstanding as of December 31, 2022	5,618,512	$6.34	6.94	$-

Exercisable as of December 31, 2022	1,181,230	$3.96	6.20	$-

Schedule of weighted average assumption
	Three Months Ended March 31,
	2023	2022
Risk-free interest rate:	3.5%	1.6%
Expected term (in years):	8.6	7.0
Expected volatility:	90.2%	43.5%
Dividend yield:	0%	0%

2022
Risk-free interest rate:	2.73%
Expected term (in years):	6.99
Expected volatility:	67.00%
Dividend yield:	0%
Grant date fair value per share	$3.19

2021
Risk-free interest rate:	0.79%
Expected term (in years):	6.05
Expected volatility:	42.10%
Dividend yield:	0.00%

2021
Risk-free interest rate:	1.39%
Expected term (in years):	9.06
Expected volatility:	35.86%
Dividend yield:	0.00%

Schedule of RSU activity
	Shares	Weighted Average Fair Value
Outstanding as of December 31, 2022	17,869,663	$1.09
Granted	5,932,766	1.08
Released	(1,145,334)	1.24
Forfeitures	(2,525,984)	1.11
Outstanding as of March 31, 2023	20,131,111	$1.08

	Shares	Weighted Average Fair Value
Outstanding as of December 31, 2021	-	$-
Granted	29,247,487	$0.87
Released	(10,015,141)	$0.40
Forfeited	(1,362,683)	$1.30
Outstanding as of December 31, 2022 (1)	17,869,663	$1.09

(1)	The Company’s subsidiaries in China have employees who are citizens of People’s Republic of China (PRC). Pursuant to the regulation Circular 78 and Circular 7 issued by the Central State Administration of Foreign Exchange of PRC (“SAFE”), we cannot release vested RSUs to it’s PRC citizen employees before they have completed the required SAFE registration with a dedicated account set up for each of them to repatriate proceeds back to China under the SAFE. As a result, 1,448,697 RSUs of the Company’s PRC citizens employees vested in 2022 were included in the outstanding RSUs at December 31, 2022 as unreleased RSUs because those employees did not complete the SAFE registration process.

Schedule of stock based compensation expenses
	Three Months Ended March 31,
	2023	2022
Research and development	$11,294	$1,622
Sales and marketing	1,280	374
General and administrative	2,528	1,350
	$15,102	$3,346

	2022	2021
Research and development	$13,118	$4,001
Sales and marketing	1,744	1,185
General and administrative	2,791	6,159
	$17,653	$11,345

Restricted stock awards for employee bonus, net	2021
Research and development	$7,613
Sales and marketing	2,310
General and administrative	8,694
$18,617